Notes Payable (Details Narrative) - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 24, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt principal amount								$ 0	$ 252,082
Payment of notes payable						$ 2,201,629	$ 149,425	863,302	330,176
Proceeds from issuance of notes payable						$ 5,991,198	1,473,552	$ 5,057,475	2,542,222
Warrants to purchase common stock	5,852,952					5,852,952		3,483,403
Notes payable	$ 5,700,087					$ 5,700,087		$ 4,149,553	3,661,850	$ 2,156,601
Gain (loss) on settlement of notes payable, net	(552,109)			$ (44,951)		(1,000,595)	$ (63,788)	(1,415,950)	(59,938)
Debt instrument principal conversion values					$ 52,904			110,636	524,534
Debt discount	$ 2,035,578					$ 2,035,578		$ 936,866	$ 336,229
Common stock, shares issued	19,793,477					19,793,477		11,728,394	6,112,473
Fair value of common stock	$ 19,793					$ 19,793		$ 11,728	$ 6,112
Repayments of debt						2,014,145		(863,302)	(330,176)
Aggregate value of shares issued	156,311	$ 100,000		$ 25,000				100,000	1,084,000
First Maturity Date 1 [Member]
Debt Instrument [Line Items]
Notes payable									25,000
First Maturity Date 2 [Member]
Debt Instrument [Line Items]
Notes payable									11,667
First Maturity Date 3 [Member]
Debt Instrument [Line Items]
Notes payable									11,667
First Maturity Date 4 [Member]
Debt Instrument [Line Items]
Notes payable									11,667
First Maturity Date 5 [Member]
Debt Instrument [Line Items]
Notes payable									11,667
First Maturity Date 6 [Member]
Debt Instrument [Line Items]
Notes payable									11,667
Lenders [Member]
Debt Instrument [Line Items]
Accrued interest			$ 24,509
Debt conversion, converted instrument, shares issued			1,928,400
Convertible notes payable			$ 619,391
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument principal conversion values								0	196,666
Lender [Member]
Debt Instrument [Line Items]
Debt principal amount	100,000					$ 100,000
Debt maturity date, description						Maturity date in June 2019 to a new maturity date in December 2019
Related Party Notes [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 0					$ 0		$ 30,000	$ 60,000
Payment of notes payable						$ 15,000
Debt instrument, convertible, conversion price	$ 0.60					$ 0.60
Debt conversion, converted instrument, shares issued								76,000
Gain (loss) on settlement of notes payable, net								$ 19,000
Debt instrument principal conversion values								95,000
Number of common stock aggregate exchange value								114,000
Warrant exercise price	$ 0.80					$ 0.80
Repaid a certain related party note in the principal amount	$ 475,000					$ 475,000
Related Party Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Warrants vested term									5 years
Warrants to purchase common stock									32,597
Debt instrument, convertible, conversion price									$ 4.00
Notes payable									$ 97,500
Accrued interest									$ 288
Debt conversion, converted instrument, shares issued									32,597
Common stock aggregate exchange date fair value									$ 118,328
Gain (loss) on settlement of notes payable, net									$ 20,540
Related Party Notes [Member] | Trust Note [Member]
Debt Instrument [Line Items]
Debt instrument maturity date									Dec. 01, 2018
Proceeds from issuance of notes payable									$ 10,000,000
Related Party Notes [Member] | Trust Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate									10.00%
Related Party Notes [Member] | Trust Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate									15.00%
Related Party Notes [Member] | Director and Principal Shareholder [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 175,000
Interest rate									15.00%
Debt instrument maturity date									Dec. 01, 2018
Related Party Notes [Member] | Director and Principal Shareholder [Member] | Trust Note [Member]
Debt Instrument [Line Items]
Payment of notes payable									$ 500,000
Related Party Notes [Member] | Trust,Director and Principal Shareholder [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 675,000	$ 675,000
Debt instrument maturity date								Dec. 31, 2019	Dec. 01, 2018
Warrants vested term								5 years	5 years
Warrants to purchase common stock								844,444	1,219,144
Debt instrument, convertible, conversion price								$ 1.50	$ 4.00
Amortized debt discount								$ 244,889	$ 84,722
Related Party Notes [Member] | Trust,Director and Principal Shareholder [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price								$ 4.00	$ 4.50
Related Party Notes [Member] | Trust,Director and Principal Shareholder [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price									$ 5.00
Related Party Notes [Member] | Director [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 50,000
Debt instrument maturity date									Feb. 28, 2017
Warrants vested term									5 years
Warrants to purchase common stock									5,000
Debt instrument, convertible, conversion price									$ 4.00
Amortized debt discount									$ 8,050
Extended maturity date									Feb. 28, 2018
Related Party Notes [Member] | Certain Related Parties [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 140,000
Debt maturity date, description								Maturity dates ranging between August 2016 to February 2018
Debt extended maturity term								New maturity dates ranging from July 2018 to December 2018
Amount of outstanding principal related party past maturity								$ 45,000
Repayments of debt extended due date								Maturity dates ranging between August 2016 to February 2018 to new maturity dates ranging from July 2018 to December 2018
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 725,788
Amortized debt discount									$ 13,750
Debt instrument principal conversion values								2,374,415
Convertible notes payable								$ 920,000
Debt conversion fair value percentage								58.00%
Description on debt instrument								In the event that the Company prepays a certain note after the 180th day period following the issue date and prior to maturity, the holder is entitled to receive a prepayment premium of 50% on the then outstanding principal balance including accrued interest.
Repaid a certain related party note in the principal amount								$ 2,798,493
Percentage on prepayment premium								50.00%
Convertible Notes [Member] | Subsequent To December 31, 2018 [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 1,935,000
Debt instrument, convertible, conversion price								$ 1.50
Debt instrument principal conversion values								$ 1,835,000
Convertible notes payable								$ 100,000
Debt conversion fair value percentage								58.00%
Percentage of conversion price equal to fair market value								58.00%
Convertible Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 1,554,000
Warrants vested term									5 years
Warrants to purchase common stock									62,019
Amortized debt discount									$ 104,402
Debt maturity date, description									Maturity dates ranging between November 2017 through July 2018.
Debt conversion, converted instrument, shares issued									8,000
Proceeds from convertible debt									$ 1,415,970
Debt discount									$ 138,030
Convertible Notes [Member] | Lenders and Consultant [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 5,631,498
Proceeds from issuance of notes payable								4,947,475
Amortized debt discount								$ 424,023
Debt maturity date, description								Maturity dates ranging between June 2018 through December 2019.
Variance of convertible note principal and cash proceeds								$ 684,025
Consulting expense								$ 260,000
Debt conversion, description								The difference of $684,025 was recorded as follows: (i) $424,023 was recorded as a debt discount and will be amortized over the terms of the respective notes and (ii) $260,000 was immediately recognized as consulting expense in the consolidated financial statements.
Convertible Notes [Member] | Minimum [Member] | Lenders [Member]
Debt Instrument [Line Items]
Interest rate									6.00%
Debt instrument, convertible, conversion price									$ 4.00
Convertible Notes [Member] | Minimum [Member] | Lenders and Consultant [Member]
Debt Instrument [Line Items]
Interest rate								6.00%
Common stock, shares issued								53,249
Fair value of common stock								$ 60,925
Convertible Notes [Member] | Maximum [Member] | Lenders [Member]
Debt Instrument [Line Items]
Interest rate									10.00%
Debt instrument, convertible, conversion price									$ 4.15
Convertible Notes [Member] | Maximum [Member] | Lenders and Consultant [Member]
Debt Instrument [Line Items]
Interest rate								15.00%
Notes Payable [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 83,333
Interest rate									10.00%
Amortized debt discount									$ 8,333
Debt instrument principal amount									25,000
Debt instrument principal and interest									58,333
Proceeds from issuance of debt									$ 75,000
Common stock, shares issued									3,500
Fair value of common stock									$ 6,458
Notes Payable [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 1,047,247
Accrued interest								61,802
Debt conversion, converted instrument, shares issued									1,221,250
Common stock aggregate exchange date fair value								$ 1,254,557
Gain (loss) on settlement of notes payable, net									$ 145,508
Debt instrument principal conversion values									637,250
Repayments of debt									201,000
Notes Payable [Member] | Lender [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price								$ 0.72
Notes Payable [Member] | Lender [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price								1.50
Convertible Notes One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price								1.00
Convertible Notes One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price								2.00
Convertible Notes Two [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price								$ 2.15
Debt instrument principal conversion values								$ 350,000
Convertible Notes Three [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price								$ 1.00
Debt instrument principal conversion values								$ 100,000
Debt conversion fair value percentage								60.00%
Convertible Notes Four [Member]
Debt Instrument [Line Items]
Debt instrument principal conversion values								$ 904,415
Convertible Notes Four [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt conversion fair value percentage								65.00%
Convertible Notes Four [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt conversion fair value percentage								58.00%
Convertible Notes Five [Member]
Debt Instrument [Line Items]
Warrants vested term								5 years
Debt instrument, convertible, conversion price								$ 0.60
Debt instrument principal conversion values								$ 100,000
Warrant exercise price								$ 0.80
Convertible Notes Five [Member] | First Ninety Day [Member]
Debt Instrument [Line Items]
Percentage on prepayment premium								35.00%
Convertible Notes Five [Member] | Second Ninety Day [Member]
Debt Instrument [Line Items]
Percentage on prepayment premium								40.00%
MPO [Member]
Debt Instrument [Line Items]
Aggregate principal on mandatory prepayment								$ 69,978
Debt instrument, convertible, conversion percentage								35.00%
MFN [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 1,849,978
Debt instrument, convertible, conversion percentage								58.00%
Repaid a certain related party note in the principal amount	3,082,328					3,082,328
ECO [Member]
Debt Instrument [Line Items]
Debt principal amount	148,014					148,014		$ 3,631,702
Amortized debt discount								3,181,376
Gain (loss) on settlement of notes payable, net						84,798		450,326
Debt instrument principal conversion values						3,186,760
Debt discount	3,101,962					3,101,962
Derivative liability	84,798					84,798
Convertible debt fair value	84,798					84,798
Conversions, Exchanges and Other [Member]
Debt Instrument [Line Items]
Debt principal amount	1,550,471					1,550,471			495,197
Amount of outstanding principal related party past maturity	148,014					148,014
Accrued interest	73,238					73,238		$ 5,636	$ 29,338
Debt conversion, converted instrument, shares issued								97,424	243,441
Gain (loss) on settlement of notes payable, net						382,109
Debt instrument principal conversion values						3,191,611		$ 105,000
Proceeds from convertible debt						3,573,720
Debt discount	$ 354,900					$ 354,900
Common stock, shares issued	5,710,099					5,710,099
Repayments of debt						$ 2,186,629
Derivative liability	$ 1,922,802					$ 1,922,802
Conversions, Exchanges and Other [Member] | Embedded Conversion Options [Member]
Debt Instrument [Line Items]
Debt beneficial conversion feature								$ 69,394	$ 11,991
Conversions, Exchanges and Other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 0.17					$ 0.17		$ 0.82	$ 1.75
Conversions, Exchanges and Other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price	$ 0.43					$ 0.43		$ 2.02	$ 2.77
Conversions, Exchanges and Other [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 5,144,063	$ 50,000
Accrued interest								166,022	$ 2,712
Debt conversion, converted instrument, shares issued									29,280
Common stock aggregate exchange date fair value									$ 58,560
Gain (loss) on settlement of notes payable, net								702,746	5,848
Debt instrument principal amount								2,058,645
Derivative liability								$ 2,919,396
Number of shares issued to lender								3,734,664
Fair value of common stock								$ 5,846,809
Conversions, Exchanges and Other [Member] | Lender [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price								$ 0.28
Conversions, Exchanges and Other [Member] | Lender [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price								$ 2.38
Conversions, Exchanges and Other [Member] | Lender One [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 637,250
Debt maturity date, description									Maturity dates ranging from December 1, 2017 through February 10, 2018
Accrued interest									$ 4,660
Debt discount									$ 252,117
Common stock, shares issued									2,500
Fair value of common stock									$ 5,000
Percentage of conversion price equal to fair market value									80.00%
Extension fee									$ 8,500
Reduction in percentage of conversion price									70.00%
Repayments of debt									$ 69,176
Conversions, Exchanges and Other [Member] | Lender One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate									0.00%
Debt instrument, convertible, conversion price									$ 1.00
Conversions, Exchanges and Other [Member] | Lender One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate									8.00%
Conversions, Exchanges and Other [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 681,445
Debt maturity date, description								Maturity dates ranging between December 2017 to July 2018 to new maturity dates ranging from April 2018 to September 2018.
Convertible notes payable
Fair value of common stock								$ 9,000
Number of shares of common stock								4,500
Aggregate value of shares issued								$ 725,788
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 148,014					$ 148,014		833,302
Accrued interest								44,787
Gain (loss) on settlement of notes payable, net								299,809
Debt discount	$ 7,052					$ 7,052
Common stock, shares issued	10,000					10,000
Derivative liability	$ 3,186,760					$ 3,186,760		3,631,705	$ 252,117
Aggregate principal on prepayment premiums								238,808
Extinguishments of debt discounts								61,001
Three Convertible Promissory Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 725,788
Debt maturity date, description								Maturity date ranging between August 2019 and November 2019.
Accrued interest								$ 76,272
Fair value of common stock								$ 450,326
Three Convertible Promissory Notes [Member] | Lenders [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate								8.00%
Three Convertible Promissory Notes [Member] | Lenders [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate								12.00%
New Convertible Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 927,223
Interest rate								10.00%
Gain (loss) on settlement of notes payable, net								$ 248,891
Derivative liability								201,435
Aggregate value of shares issued								725,788
Convertible debt fair value								450,326
Other Notes [Member]
Debt Instrument [Line Items]
Debt principal amount								128,000	1,033,900
Proceeds from issuance of notes payable								110,000	$ 915,000
Warrants vested term									5 years
Warrants to purchase common stock									55,000
Amortized debt discount								$ 18,000
Debt maturity date, description									The other notes matured between dates in May 2017 to July 2018.
Debt discount									$ 116,248
Number of shares issued to lender								6,500
Fair value of common stock								$ 9,627
Number of shares of common stock									22,653
Other Notes [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 203,750
Warrants vested term									5 years
Warrants to purchase common stock									63,205
Debt maturity date, description									Expiration dates ranging from April 27, 2021 to January 31, 2022 to a new expiration date of February 8, 2022.
Notes payable									$ 25,000
Accrued interest									7,114
Gain (loss) on settlement of notes payable, net									33,550
Debt discount									$ 118,900
Warrant exercise price									$ 4.00
Number of shares of common stock									70,205
Aggregate value of shares issued									$ 244,414
Other Notes [Member] | Lender [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate									0.00%
Other Notes [Member] | Lender [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate									12.00%
Other Notes [Member] | Lender One [Member]
Debt Instrument [Line Items]
Debt principal amount									$ 984,063
Warrants vested term									5 years
Warrants to purchase common stock									56,118
Accrued interest									$ 5,000
Debt discount									$ 96,910
Number of shares issued to lender									4,300
Other Notes [Member] | Lender One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price									$ 4.00
Other Notes [Member] | Lender One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price									$ 5.00
Other Notes [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt principal amount								1,309,747
Amortized debt discount								$ 60,000
Debt maturity date, description								Maturity dates ranging between December 2017 to October 2018 to new maturity dates ranging from March 2018 to January 2019.
Debt instrument principal amount								$ 7,500
Number of shares issued to lender								35,000
Liabilities and Stockholders" Deficiency								$ 177,286
Other Notes [Member] | Lender [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate								0.00%
Other Notes [Member] | Lender [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate								8.00%
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt principal amount								$ 318,493
Payment of notes payable			1,065,000
Accrued interest			55,169
Proceeds from convertible debt			2,048,918
Repaid a certain related party note in the principal amount			2,205,000
Aggregate principal on prepayment premiums			$ 134,636
Convertible Promissory Notes [Member] | Lenders [Member]
Debt Instrument [Line Items]
Interest rate			15.00%
Debt instrument maturity date			Jul. 31, 2019
Debt instrument, convertible, conversion price			$ 0.60
Proceeds from convertible debt			$ 575,000
Warrant exercise price			$ 0.80
Repaid a certain related party note in the principal amount			$ 575,000
Convertible Promissory Notes [Member] | Lenders [Member] | First Ninety Day [Member]
Debt Instrument [Line Items]
Percentage on prepayment premium			30.00%
Convertible Promissory Notes [Member] | Lenders [Member] | Second Ninety Day [Member]
Debt Instrument [Line Items]
Percentage on prepayment premium			35.00%
Convertible Promissory Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate			8.00%
Debt instrument maturity date			Jul. 31, 2019
Convertible Promissory Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate			12.00%
Debt instrument maturity date			Mar. 31, 2020